GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.3 - Schedule 3

  ATR QM Data Fields

Loans in Report: 17

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
XXXXXXXXXXXX	XXXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
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